Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0001571283
Registrant Name	Rexford Industrial Realty, Inc.Rexford Industrial Realty, L.P.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES